Fair Value Measurements (Details 2) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning value of warrant liability	$ 601,889
Issuance of Common Warrants	47,479	$ 147,943
Conversion into Additional Paid-in Liability	1,202,521	614,557
Ending value of warrant liability		601,889
Assets measured at fair value on a recurring basis	0		$ 0
Recurring
Beginning value of warrant liability	601,889
Ending value of warrant liability		601,889
Level 3 | Recurring
Beginning value of warrant liability	601,889	0
Issuance of Common Warrants	47,479	653,312
Change in Fair Value of Level 3 Liability	501,617	51,423
Conversion into Additional Paid-in Liability	$ (1,150,985)	0
Ending value of warrant liability		$ 601,889